Segment Reporting	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

13. Segment Information

The Company manages its business on the basis of two reportable segments — the primary segment is the processing and sale of fruits and vegetables and secondarily, the processing and sale of snack products. The Company markets its product almost entirely in the United States. Export sales represented 9.4%, 8.9%, and 7.9% of total sales in 2012, 2011, and 2010, respectively. In 2012, 2011, and 2010, the sale of Green Giant vegetables accounted for 13%, 16%, and 19% of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2012:
Net Sales	1,230,424	11,730	19,667	1,261,821
Operating income (loss)	25,955	(714)	382	25,623
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

2011:
Net Sales	1,166,431	10,604	17,577	1,194,612
Operating income (loss)	32,641	(731)	384	32,294
Income tax expense (benefit)	5,895	(181)	82	5,796
Identifiable assets	736,982	5,891	1,835	744,708
Capital expenditures	18,733	740	0	19,473
Depreciation and amortization	21,632	509	440	22,581

2010:
Net Sales	1,239,084	21,287	19,739	1,280,110
Operating income (loss)	85,106	327	(435)	84,998
Income tax expense (benefit)	27,014	97	(162)	26,949
Identifiable assets	711,058	6,293	1,982	719,333
Capital expenditures	20,714	69	0	20,783
Depreciation and amortization	21,502	484	429	22,415

The fruit and vegetable segment, consisting of GMOL, canned fruit and vegetables and frozen products, represented 99%, 99% and 99% of assets and 107%, 105% and 101% of pre-tax earnings in 2012, 2011 and 2010, respectively.

Classes of similar products/services:	2012	2011	2010
	(In thousands)
Net sales:
GMOL *	$166,231	$191,526	$239,622
Canned vegetables	746,535	692,574	750,751
Frozen *	96,870	86,904	48,320
Fruit	220,788	195,427	200,391
Snack	11,730	10,604	21,287
Other	19,667	17,577	19,739
Total	$1,261,821	$1,194,612	$1,280,110

* GMOL includes frozen vegetables exclusively for GMOL.